                          - BT PYRAMID MUTUAL FUNDS -

                             BT INSTITUTIONAL ASSET
                                 MANAGEMENT FUND

                              SEMI-ANNUAL   REPORT
         -------------------------------------------------------------
S      E     P     T     E     M     B     E     R     -     1     9     9     6

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

TABLE OF CONTENTS
----------------------------------------------------------------------

LETTER TO SHAREHOLDERS....................................................          3

BT INSTITUTIONAL ASSET MANAGEMENT FUND

    Statement of Assets and Liabilities...................................          6

    Statement of Operations...............................................          6

    Statement of Changes in Net Assets....................................          7

    Financial Highlights..................................................          8

    Notes to Financial Statements.........................................          9

ASSET MANAGEMENT PORTFOLIO

    Schedule of Portfolio Investments.....................................         10

    Statement of Assets and Liabilities...................................         14

    Statement of Operations...............................................         14

    Statement of Changes in Net Assets....................................         15

    Financial Highlights..................................................         15

    Notes to Financial Statements.........................................         16

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND SEMI-ANNUAL REPORT

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Institutional Asset Management Fund, providing a review of the markets, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Fund returned 6.39% for the semi-annual period ended September 30, 1996, as compared to 5.33% for the Asset Allocation Index-Long Range, 7.72% for the S&P 500 Index, and 2.36% for the Salomon Broad Investment Grade (BIG) Bond Index. The Lipper Flexible Portfolio Average had a return of 4.80% for the same period. Since its inception on September 16, 1993, the Fund is up 32.00% cumulatively.

MARKET ACTIVITY

U.S. EQUITIES The Fund's fiscal year began with real GDP accelerating to a 4.20% pace, as compared to a 2.00% growth rate in the first calendar quarter. As the economy continued its above growth trend, and wage increases showed signs of strengthening, fears of inflation began to heat up. However, little evidence of pricing pressures actually materialized. Corporate profits continued to be healthy, though growing at a slower rate. This realization contributed in large part to the June-July correction in equity prices. As the next quarter began, economic growth clearly slowed, inflation remained low, and corporate earnings stayed on their rising trend. The resulting strong September market more than offset the summer correction.

U.S. BONDS The Federal Reserve Board left the Fed Funds rate untouched at 5.25% since January 1996. Still, the focus in the U.S. bond market was on the threat of inflation, as the economy continued to expand over the last six months. During the second calendar quarter, the bond market suffered from increased concerns over inflation, prospects of the Federal Reserve tightening monetary policy, and a recognition of the fiscal authorities' inability to produce a credible long-term budget plan to contain government spending. The bond market continued to be volatile in the next quarter, although September was an especially strong month, as inflation news remained quite positive.

INTERNATIONAL MARKETS In response to continuing below-target economic growth, most foreign central banks continued to lower their short-term interest rates over the last six months. Major rate cuts took place in Canada, France, Germany, and Australia. These moves by central bank policy makers spurred impressive rallies in all major non-U.S. bond markets, with each substantially outperforming the U.S. bond market. Foreign equity markets also performed well during the past six months, though they still have some ground to make up versus the U.S. equity market.

INVESTMENT REVIEW

The Fund's strong relative performance was due primarily to superior asset allocation and specific stock selection. More specifically, the Fund remained overweighted in U.S. stocks during the semi-annual period, supported by low interest rates, low inflation, and strong corporate earnings. Except during the June-July equity correction, this position contributed most significantly to the Fund's outperformance. Also a positive contributor was the equity portfolio's growth tilt, as growth stocks outperformed value stocks during this period. Individual stock selection was particularly strong here as well.

Based on the risk we perceived in the U.S. bond market's volatility, we underweighted U.S. bonds for the six month period and favored international bonds instead. Still, the Fund's U.S. bond performance was slightly ahead of the Salomon Broad Investment Grade (BIG) Index for the first half of the fiscal year. Incremental return was generated by corporate issue selection and an overweight position in the mortgage sector.

The overweighting of foreign bonds proved to be a beneficial strategy, as most foreign economies were still below desired growth targets, thus forcing central banks to maintain their accommodating monetary policy positions. The Fund's main focus was in the Canadian, French, and Japanese bond markets; each one outperformed U.S. bonds. The Fund's foreign equity position for the past six months ranged from mostly flat to slightly overweight.

As of September 30, 1996, the Fund's asset weightings were 62% in U.S. equities, 23% in U.S. bonds, 15% in international bonds, and 0% in cash.

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND SEMI-ANNUAL REPORT

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

MANAGER OUTLOOK

In the U.S., economic signals remain ambiguous. While consumption seems to be waning, the housing sector continues to exhibit resilience in the face of higher interest rates. Inflation remains subdued, but with the unemployment rate very low, wage pressures may be imminent. The Federal Reserve Board appears to be on hold until inflation manifests itself more clearly. We do believe that an eventual Fed tightening of short-term interest rates is likely after the elections in November, when consumer price pressures may emerge. Given the potential upward pressure on interest rates, then, we continue to underweight U.S. bonds in favor of the U.S. stock market.

The equity market could also come under the pressure of rising interest rates, but we see the continued increase in corporate earnings, still-reasonable valuations, and ongoing flows of retirement money into equity mutual funds as likely to help push the stock market higher. We believe this growth will probably be at a slower pace than seen in the last six months.

The international markets may be reaching a crest in terms of economic weakness, thus bringing to an end the cycle of interest rate reductions. As some of the previous rate reductions take effect, however, we may see an improvement in the international economies overall and in particular, in Germany, France, and Japan. These economies' pickup should have a positive effect on corporate activity, and thus an improved earnings theme may emerge. In this scenario, we see foreign equity markets continuing to perform well for the next six months and even becoming more attractive than international bonds. Additionally, as corporate earnings growth may have reached its peak in the U.S., international equity markets will again appear to present an attractive opportunity.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

                                     * * *

We value your ongoing support of the BT Institutional Asset Management Fund and look forward to continuing to serve your investment needs in the years ahead.

Howard Mason
Scott A. Stickler
Jason L. Wolin
Jose M. Quintana, Ph.D.
Karen Keller

                   PORTFOLIO MANAGERS OF THE BT INSTITUTIONAL
                             ASSET MANAGEMENT FUND
                               September 30, 1996

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
The following graph illustrates the Fund's return versus the Asset Allocation Index-Long Range Index and the S&P 500 since September 30, 1993, assuming a $10,000 initial investment.
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN
VALUE OF A $10,000
INVESTMENT IN THE BT
INSTITUTIONAL ASSET
MANAGEMENT FUND, THE ASSET
ALLOCATION INDEX-LONG RANGE
AND THE S&P 500 INDEX
     TOTAL RETURN ENDED
     SEPTEMBER 30, 1996
Six Months   Since 9/16/93*
 6.39 %          32.00%
* The Fund's inception date.
Investment return and
principal value may
fluctuate so that shares,
when redeemed, may be worth
more or less than their
original cost.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  BT INSTITUTIONAL ASSET MANAGEMENT     ASSET ALLOCATION INDEX - LONG
                                                                 FUND                              RANGE**
09/30/93                                                                    $ 10,000                           $ 10,000
12/31/93                                                                    $ 10,084                           $ 10,136
3/31/94                                                                      $ 9,671                            $ 9,833
6/30/94                                                                      $ 9,535                            $ 9,632
09/30/94                                                                     $ 9,717                           $ 10,128
12/31/94                                                                     $ 9,759                           $ 10,174
03/31/95                                                                    $ 10,361                           $ 10,872
06/30/95                                                                    $ 11,047                           $ 11,599
09/30/95                                                                    $ 11,539                           $ 12,173
12/31/95                                                                    $ 12,056                           $ 12,682
03/31/96                                                                    $ 12,409                           $ 13,067
06/30/96                                                                    $ 12,793                           $ 13,756
09/30/96                                                                    $ 13,201                           $ 14,111
Past performance is not indicative of future
performance

                                                  S&P 500 INDEX
09/30/93                                                $ 10,000
12/31/93                                                $ 10,232
3/31/94                                                  $ 9,644
6/30/94                                                  $ 9,685
09/30/94                                                $ 10,369
12/31/94                                                $ 10,367
03/31/95                                                $ 11,376
06/30/95                                                $ 12,462
09/30/95                                                $ 13,453
12/31/95                                                $ 14,263
03/31/96                                                $ 15,028
06/30/96                                                $ 15,703
09/30/96                                                $ 16,188
Past performance is not indicative of future
performance

         **Asset Allocation Index-Long Range is comprised of the following:
             55% S&P 500 Index
             35% Salomon Broad Investment Grade Bond Index
             10% T-Bill 3-Month Index

------------------------------------------------------------------------------------------------------
OBJECTIVE                 Seeks to provide a high total return with reduced long-term risk by investing primarily in a diversified portfolio of stocks of U.S. and foreign companies, high-quality bonds and cash.
------------------------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS    Primarily common stocks, corporate and government issued intermediate to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.
------------------------------------------------------------------------------------------------------
FIVE LARGEST COMMON       Johnson & Johnson                      Bank America Corp.
STOCK HOLDINGS            Monsanto Co.                           General Electric
                          Pfizer Inc.
------------------------------------------------------------------------------------------------------
FIVE LARGEST FIXED        US T-Notes (5/99 @ 6.375%)             US T-Bond (5/06 @ 6.875%)
INCOME SECURITIES         US T-Notes (6/98 @ 6.250%)             US T-Notes (6/01 @ 6.625%)
                          US T-Bond (8/22 @ 7.25%)
------------------------------------------------------------------------------------------------------
DIVERSIFICATION AS OF     This diversification pie chart shows the Fund's investment exposure to the
SEPTEMBER 30, 1996        different asset classes (i.e. stocks, bonds and cash) based on the risk
(UNAUDITED)               characteristics of the asset class, rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Bonds            38%
Stocks           62%

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investment in Asset Management Portfolio, at Value...........  $205,325,923
    Receivable for Shares of Beneficial Interest Subscribed......       175,625
    Prepaid Expenses and Other...................................         8,166
                                                                   ------------
Total Assets.....................................................   205,509,714
                                                                   ------------
LIABILITIES
    Due to Bankers Trust.........................................        19,511
    Payable for Shares of Beneficial Interest Redeemed...........       105,849
    Accrued Expenses and Other...................................        30,482
                                                                   ------------
Total Liabilities................................................       155,842
                                                                   ------------
NET ASSETS ($0.001 par value per share, unlimited number of
  shares of beneficial interest authorized)......................  $205,353,872
                                                                   ------------
                                                                   ------------
COMPOSITION OF NET ASSETS
    Paid-in-Capital..............................................  $180,722,687
    Accumulated Net Investment Income............................     1,626,069
    Accumulated Net Realized Gain from Investments, Foreign
     Currencies and Futures Contracts............................     9,620,829
    Net Unrealized Appreciation on:
      Investment and Foreign Currency Transactions...............    12,629,869
      Futures Contracts..........................................       754,418
                                                                   ------------
NET ASSETS, SEPTEMBER 30, 1996...................................  $205,353,872
                                                                   ------------
                                                                   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net
  assets divided by shares outstanding)..........................  $      11.78
                                                                   ------------
                                                                   ------------
SHARES OUTSTANDING...............................................    17,436,461
                                                                   ------------
                                                                   ------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income Allocated from Asset Management Portfolio, net........  $ 3,117,746
                                                                   -----------
EXPENSES
    Administration and Services..................................      144,302
    Shareholder Reports..........................................       11,239
    Registration.................................................       18,890
    Professional.................................................        6,222
    Trustees.....................................................        3,394
    Miscellaneous................................................        1,149
                                                                   -----------
    Total Expenses...............................................      185,196
    Less: Expenses Absorbed by Bankers Trust.....................     (185,196)
                                                                   -----------
Net Expenses.....................................................           --
                                                                   -----------
NET INVESTMENT INCOME............................................    3,117,746
                                                                   -----------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS, FOREIGN
  CURRENCIES, AND FUTURES CONTRACTS
Net Realized Gain from:
    Investment and Foreign Currency Transactions.................    1,807,745
    Futures Contracts............................................      886,600
Net Change in Unrealized Appreciation on:
    Investment and Foreign Currency Transactions.................    5,265,373
    Futures Contracts............................................      760,175
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS, FOREIGN
  CURRENCIES AND FUTURES CONTRACTS...............................    8,719,893
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................  $11,837,639
                                                                   -----------
                                                                   -----------

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                  FOR THE SIX
                                                  MONTHS ENDED         FOR THE
                                               SEPTEMBER 30, 1996     YEAR ENDED
                                                  (UNAUDITED)       MARCH 31, 1996
                                               ------------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income....................     $  3,117,746       $  5,268,703
    Net Realized Gain from Investments,
      Foreign Currencies and Futures
      Contracts..............................        2,694,345         11,009,413
    Net Change in Unrealized Appreciation on
      Investments, Foreign Currencies and
      Futures Contracts......................        6,025,548          5,752,518
                                               ------------------   --------------
Net Increase in Net Assets from Operations...       11,837,639         22,030,634
                                               ------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income....................       (3,009,491)        (4,651,019)
    Net Realized Gain from Investment
      Transactions...........................               --         (3,369,846)
                                               ------------------   --------------
Total Distributions..........................       (3,009,491)        (8,020,865)
                                               ------------------   --------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST
    Proceeds from Sales of Shares............       39,672,508        123,325,563
    Dividend Reinvestments...................        3,006,926          8,013,895
    Cost of Shares Redeemed..................      (29,920,351)       (44,783,342)
                                               ------------------   --------------
Net Increase from Capital Transactions in
 Shares of Beneficial Interest...............       12,759,083         86,556,116
                                               ------------------   --------------
TOTAL INCREASE IN NET ASSETS.................       21,587,231        100,565,885
NET ASSETS
Beginning of Period..........................      183,766,641         83,200,756
                                               ------------------   --------------
End of Period (including undistributed net
 investment income of $1,626,069 and
 $1,517,814, respectively)...................     $205,353,872       $183,766,641
                                               ------------------   --------------
                                               ------------------   --------------

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Institutional Asset Management Fund.

                                                                                                  FOR THE PERIOD
                                                           FOR THE SIX                             SEPTEMBER 16,
                                                          MONTHS ENDED      FOR THE YEAR ENDED         1993
                                                          SEPTEMBER 30,         MARCH 31,        (COMMENCEMENT OF
                                                              1996         --------------------   OPERATIONS) TO
                                                           (UNAUDITED)       1996       1995      MARCH 31, 1994
                                                        -----------------  ---------  ---------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD..................      $   11.25      $    9.99  $    9.61      $   10.00
                                                             --------      ---------  ---------        -------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income.............................           0.18           0.41       0.36           0.11
    Net Realized and Unrealized Gain (Loss) on
      Investments, Foreign Currencies and Futures
      Contracts.......................................           0.53           1.52       0.30          (0.44)
                                                             --------      ---------  ---------        -------
Total from Investment Operations......................           0.71           1.93       0.66          (0.33)
                                                             --------      ---------  ---------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net Investment Income.............................          (0.18)         (0.42)     (0.28)         (0.06)
    Net Realized Gain from Investment Transactions....             --          (0.25)        --          (0.00)
                                                             --------      ---------  ---------        -------
Total Distributions...................................          (0.18)         (0.67)     (0.28)         (0.06)
                                                             --------      ---------  ---------        -------
NET ASSET VALUE, END OF PERIOD........................      $   11.78      $   11.25  $    9.99      $    9.61
                                                             --------      ---------  ---------        -------
                                                             --------      ---------  ---------        -------
Total Investment Return...............................          6.39%         19.77%      7.13%         (6.06%)*
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000's omitted).........      $ 205,354      $ 183,767  $  83,201      $  75,021
    Ratios to Average Net Assets:
      Net Investment Income...........................          3.25%*         3.99%      3.78%          2.83%*
      Expenses, including Expenses of the Asset
        Management Portfolio..........................          0.60%*         0.60%      0.60%          0.60%*
      Decrease Reflected in Above Expense Ratio Due to
        Absorption of Expenses by Bankers Trust.......          0.35%*         0.39%      0.43%          0.73%*

------------------

* Annualized

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)
----------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Pyramid Mutual Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Institutional Asset Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on September 16, 1993. The Fund invests substantially all of its assets in the Asset Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1996, the Fund's investment was approximately 76% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Fund's average daily net assets. For the six months ended September 30, 1996, this fee aggregated $144,302.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended September 30, 1996, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended September 30, 1996, expenses of the Fund have been reduced by $185,196.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposed expense limitations of 2.50% of the first $30,000,000 of the average daily net assets, 2.00% of the next $70,000,000, and 1.50% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           FOR THE SIX MONTHS ENDED  FOR THE YEAR ENDED MARCH
                              SEPTEMBER 30, 1996             31, 1996
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold.....................   3,490,402  $ 39,672,508  11,405,629  $123,325,563
Reinvested...............     264,217     3,006,926     745,268     8,013,895
Redeemed.................  (2,646,089)  (29,920,351) (4,151,208)  (44,783,342)
                           ----------  ------------  ----------  ------------
Net Increase.............   1,108,530  $ 12,759,083   7,999,689  $ 86,556,116
                           ----------  ------------  ----------  ------------
                           ----------  ------------  ----------  ------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                        SECURITY                      VALUE
-----------   ----------------------------------------  -------------

              COMMON STOCKS - 50.78%
              AEROSPACE - 0.67%
     10,200   Boeing Co...............................  $     963,900
      7,000   United Technologies Corp................        840,875
                                                        -------------
                                                            1,804,775
                                                        -------------
              AIRLINES - 0.48%
     11,300   AMR Corp. (a)...........................        899,763
      5,400   Delta Air Lines Inc.....................        388,800
                                                        -------------
                                                            1,288,563
                                                        -------------
              AUTO RELATED - 1.23%
     22,600   Chrysler Corp...........................        646,925
     41,900   Dana Corp...............................      1,267,475
     29,300   General Motors Corp.....................      1,406,400
                                                        -------------
                                                            3,320,800
                                                        -------------
              BANKS - 3.75%
     42,900   BankAmerica Corp........................      3,523,163
     53,900   Bank of Boston Corp.....................      3,119,463
     36,800   Chase Manhattan Corporation.............      2,948,600
      6,100   Citicorp................................        552,812
                                                        -------------
                                                           10,144,038
                                                        -------------
              BEVERAGES - 1.88%
     29,500   Coca-Cola Co............................      1,500,813
      7,200   Coca-Cola Enterprise, Inc...............        325,800
    100,800   PepsiCo, Inc............................      2,847,600
     10,900   Seagram, Co. Ltd........................        407,387
                                                        -------------
                                                            5,081,600
                                                        -------------
              CHEMICALS & TOXIC WASTE - 2.54%
      7,600   Air Products & Chemical Corp............        442,700
     24,300   Du Pont (E.I.) de Nemours & Co..........      2,144,475
    105,000   Monsanto Co.............................      3,832,500
      7,900   Sigma-Aldrich...........................        450,300
                                                        -------------
                                                            6,869,975
                                                        -------------
              COMPUTER SERVICES - 1.32%
     16,700   3Com Corp (a)...........................      1,003,044
     41,300   Cisco Systems Inc. (a)..................      2,563,181
                                                        -------------
                                                            3,566,225
                                                        -------------
              COMPUTER SOFTWARE - 1.67%
      4,500   BMC Software Inc. (a)...................        357,750
     39,750   Computer Associates International
               Inc....................................      2,375,063
     22,700   Informix Corp. (a)......................        632,763
     27,250   Oracle Corp. (a)........................      1,159,828
                                                        -------------
                                                            4,525,404
                                                        -------------
              DATA PROCESSING SERVICES - 0.72%
     16,300   First Data Corp.........................      1,330,487
     40,900   Medaphis Corp. (a)......................        613,500
                                                        -------------
                                                            1,943,987
                                                        -------------
              DIVERSIFIED - 1.72%
     45,500   AlliedSignal Inc........................      2,997,312
     11,200   Supervalu Inc...........................        308,000
     15,900   Textron, Inc............................      1,351,500
                                                        -------------
                                                            4,656,812
                                                        -------------
              DRUGS - 2.52%
     46,400   Merck & Co..............................      3,265,400
     44,900   Pfizer, Inc.............................      3,552,712
                                                        -------------
                                                            6,818,112
                                                        -------------

SHARES                        SECURITY                      VALUE
-----------   ----------------------------------------  -------------
              ELECTRICAL EQUIPMENT - 1.70%
      9,600   Emerson Electric Co.....................  $     865,200
     36,500   General Electric Co.....................      3,321,500
      5,100   General Signal Corp.....................        224,400
      2,800   Grainger (W.W.) Inc.....................        196,700
                                                        -------------
                                                            4,607,800
                                                        -------------
              ELECTRONICS - 1.01%
     12,300   Altera Corp. (a)........................        622,687
     11,500   Intel Corp..............................      1,097,531
     45,100   KLA Instruments Corp. (a)...............      1,014,750
                                                        -------------
                                                            2,734,968
                                                        -------------
              ENTERTAINMENT - 0.34%
     14,327   Disney (Walt) Co. ......................        907,974
                                                        -------------
              FINANCIAL SERVICES - 1.87%
     23,600   Associates First Capital Corp...........        967,600
     14,300   Federal Home Loan Mortgage Corp.........      1,399,613
     30,400   MBNA Corp...............................      1,056,400
      6,400   Merrill Lynch & Co. Inc.................        420,000
     24,900   Travelers Group Inc.....................      1,223,212
                                                        -------------
                                                            5,066,825
                                                        -------------
              FOODS - 1.60%
     35,200   CPC International Inc...................      2,635,600
     47,100   Sara Lee Corp...........................      1,683,825
                                                        -------------
                                                            4,319,425
                                                        -------------
              HEALTHCARE - 0.12%
      6,700   Abbott Laboratories.....................        329,975
                                                        -------------
              HOSPITAL SUPPLIES/SERVICES - 2.67%
     20,100   Baxter International Inc................        939,675
     76,000   Johnson & Johnson.......................      3,895,000
     14,000   PacifiCare Health Systems, Cl. B (a)....      1,211,000
     27,900   US Surgical Corp........................      1,185,750
                                                        -------------
                                                            7,231,425
                                                        -------------
              HOTEL/MOTEL - 0.70%
     34,400   Marriott International Inc..............      1,896,300
                                                        -------------
              HOUSEHOLD PRODUCTS - 1.49%
      8,600   Clorox Co...............................        824,525
     29,600   Procter & Gamble Co.....................      2,886,000
      6,800   Tupperware Corporation..................        333,200
                                                        -------------
                                                            4,043,725
                                                        -------------
              INSURANCE - 1.44%
     22,400   American International Group Inc........      2,256,800
     11,600   General Re Corp.........................      1,644,300
                                                        -------------
                                                            3,901,100
                                                        -------------
              METALS - 0.37%
     15,800   Alcan Aluminium Ltd.....................        474,000
     17,100   Freeport-McMoRan Copper & Gold, Cl. B...        534,375
                                                        -------------
                                                            1,008,375
                                                        -------------
              OFFICE EQUIPMENT &
               COMPUTERS - 1.15%
     23,400   Hewlett-Packard Co......................      1,140,750
     10,500   International Business Machines Corp....      1,307,250
     12,600   Xerox Corp..............................        675,675
                                                        -------------
                                                            3,123,675
                                                        -------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 16 AND 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                        SECURITY                      VALUE
-----------   ----------------------------------------  -------------
              OIL DOMESTIC - 1.36%
      2,300   Atlantic Richfield Co...................  $     293,250
     21,700   ENSCO International, Inc. (a)...........        705,250
      8,800   Louisiana Land & Exploration Co.........        463,100
     11,300   Phillips Petroleum Co...................        483,075
     48,600   Unocal Corp.............................      1,749,600
                                                        -------------
                                                            3,694,275
                                                        -------------
              OIL EQUIPMENT & SERVICES - 0.69%
     20,000   Apache Corp.............................        595,000
     11,100   Schlumberger Ltd........................        937,950
      5,500   Western Atlas, Inc. (a).................        342,375
                                                        -------------
                                                            1,875,325
                                                        -------------
              OIL INTERNATIONAL - 2.90%
      6,900   Amoco Corp..............................        486,450
      9,200   Chevron Corp............................        576,150
     16,600   Exxon Corp..............................      1,381,950
      6,000   Mobil Corp..............................        694,500
     13,000   Royal Dutch Petroleum Co................      2,029,625
     29,200   Texaco Inc..............................      2,686,400
                                                        -------------
                                                            7,855,075
                                                        -------------
              PAPER & FOREST PRODUCTS - 0.75%
     23,100   Champion International Corp.............      1,059,712
     22,900   International Paper Co..................        973,250
                                                        -------------
                                                            2,032,962
                                                        -------------
              PHARMACEUTICALS - 0.27%
     17,600   Pharmacia & Upjohn Inc..................        726,000
                                                        -------------
              PRINTING & PUBLISHING - 0.55%
     35,200   McGraw-Hill Companies Inc...............      1,500,400
                                                        -------------
              RAILROADS - 0.74%
     23,700   Burlington Northern Santa Fe............      1,999,687
                                                        -------------
              RETAIL - 2.90%
     24,800   Gap Inc.................................        716,100
     33,500   Lowe's Cos. Inc.........................      1,369,312
      8,600   Oakley, Inc. (a)........................        365,500
     54,000   Staples, Inc. (a).......................      1,198,125
     20,900   Tiffany & Company.......................        836,000
     63,200   Wal-Mart Stores Inc.....................      1,666,900
     29,400   Dollar General Corp.....................        915,075
     14,600   Nine West Group, Inc. (a)...............        792,050
                                                        -------------
                                                            7,859,062
                                                        -------------
              TELECOMMUNICATIONS - 2.00%
     46,500   Comcast, Cl. A..........................        714,938
     26,000   DSC Communications Corp. (a)............        650,000
     45,400   MCI Communications Corp.................      1,163,375
     28,100   Motorola, Inc...........................      1,450,663
     22,300   Newbridge Networks Corp. (a)............      1,421,625
                                                        -------------
                                                            5,400,601
                                                        -------------
              TOBACCO - 0.63%
     18,900   Philip Morris Cos. Inc..................      1,696,275
                                                        -------------
SHARES                        SECURITY                      VALUE
-----------   ----------------------------------------  -------------
              UTILITY ELECTRIC - 1.59%
     13,400   American Electric Power Co..............  $     544,375
      9,400   Dominion Resources Inc..................        354,850
     24,100   FPL Group Inc...........................      1,042,325
     17,000   Ohio Edison Co..........................        329,375
     28,800   Pacific Gas & Electric..................        626,400
     13,100   Public Service Enterprise Corp..........        350,425
     26,800   Texas Utilities Co......................      1,061,950
                                                        -------------
                                                            4,309,700
                                                        -------------
              UTILITY GAS, NATURAL GAS - 0.72%
     36,400   Consolidated Natural Gas Co.............      1,951,950
                                                        -------------
              UTILITY TELEPHONE - 2.72%
     29,400   AT&T Corp...............................      1,536,150
      7,800   Ameritech Corp..........................        410,475
      6,100   Bell Atlantic Corp......................        365,238
     14,100   BellSouth Corp..........................        521,700
     32,700   Frontier Corp...........................        870,638
     64,500   GTE Corp................................      2,483,250
      6,100   NYNEX Corp..............................        265,350
      8,600   SBC Communications Inc..................        413,875
     12,400   Sprint Corp.............................        482,050
                                                        -------------
                                                            7,348,726
                                                        -------------
TOTAL COMMON STOCKS (Cost $121,140,900)...............  $ 137,441,896
                                                        -------------
PRINCIPAL
AMOUNT
-----------

              CORPORATE DEBT NON-CONVERTIBLE - 2.75%
              BANKS - 0.38%
$   500,000   Bayerische L/B, 6.17%, 2/1/06...........        466,008
    100,000   Fleet/Norstar Financial Group, Inc.,
               7.65%, 3/1/97..........................        100,691
    215,000   International Bank Reconstruction &
               Development, 8.875%, 3/1/26............        253,599
    215,000   Standard Credit Card Master Trust,
               6.55%, 10/7/05.........................        206,932
                                                        -------------
                                                            1,027,230
                                                        -------------
              FINANCIAL SERVICES - 0.54%
    300,000   Ford Motor Credit, 6.125%, 11/8/00......        293,808
    600,000   Great Western Financial Corp., 6.375%,
               7/1/00.................................        591,766
    195,000   KFW International Finance, Inc., 8.20%,
               6/1/06.................................        208,244
    340,000   Paine Webber Group, Inc., 9.25%,
               12/15/01...............................        369,334
                                                        -------------
                                                            1,463,152
                                                        -------------
              HOTEL/MOTEL - 0.16%
    435,000   Marriott International, 7.875%,
               4/15/05................................        444,580
                                                        -------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 16 AND 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                        SECURITY                      VALUE
-----------   ----------------------------------------  -------------
              INDUSTRIAL - 1.16%
$   215,000   Auburn Hills Trust, 12.00%, 5/1/20......  $     310,660
    475,000   Brunswick Corp., 8.125%, 4/1/97.........        480,162
     19,000   Celulosa Arauco y Constitucion S.A.,
               6.75%, 12/15/03........................         18,185
    610,000   Celulosa Arauco y Constitucion S.A.,
               7.00%, 12/15/07........................        576,931
    490,000   Laidlaw, Inc., 7.70%, 8/15/02...........        503,332
    415,000   Mutual Life Ins. Co-NY, 11.25%, 8/15/24
               (c)....................................        383,381
    450,000   News America Holdings, Inc., 7.75%,
               2/1/24.................................        422,551
    460,000   News America Holdings, Inc., 7.43%,
               10/1/26................................        458,717
                                                        -------------
                                                            3,153,919
                                                        -------------
              OFFICE EQUIPMENT &
               COMPUTERS - 0.20%
    535,000   Texas Instruments, Inc., 6.75%,
               7/15/99................................        537,405
                                                        -------------
              OIL-DOMESTIC - 0.17%
    440,000   Occidental Petroleum Corp., 9.50%,
               7/15/97................................        451,467
                                                        -------------
              UTILITY-ELECTRIC - 0.07%
     35,000   Idaho Power Co., 8.00%, 3/15/04.........         36,745
    140,000   Potomac Edison Co., 8.00%, 6/1/24.......        139,777
                                                        -------------
                                                              176,522
                                                        -------------
              UTILITY-GAS, NATURAL GAS - 0.07%
    175,000   KN Energy, Inc., 9.625%, 8/1/21.........        193,203
                                                        -------------
TOTAL CORPORATE DEBT NON-CONVERTIBLE
 (Cost $7,439,818)....................................  $   7,447,478
                                                        -------------
              CORPORATE DEBT CONVERTIBLE - FOREIGN -
               0.08%
    220,000   Nordeutsche L/B Girozen, 6.875%, 3/10/03
               (Cost $211,708)........................        218,763
                                                        -------------
              U.S. GOVERNMENT & AGENCY - 6.03%
    479,740   FGHLMC, 6.50%, 4/1/11 (b)...............        465,498
    906,444   FGHLMC, 6.50%, 1/1/26 (b)...............        853,474
     47,135   FGHLMC, 6.50%, 4/1/26 (b)...............         44,380
    541,934   FGHLMC, 6.50%, 5/1/26 (b)...............        510,265
    335,000   FHLMC, 6.93%, 9/5/00 (b)................        332,767
    126,111   FHLMC, 9.50%, 2/1/25 (b)................        134,655
     96,994   FHLMC, 7.50%, 9/1/25 (b)................         96,092
    257,690   FNMA, 6.00%, 1/1/01 (b).................        252,634
    325,000   FNMA, 8.625%, 11/10/04 (b)..............        338,845
    499,438   FNMA, 7.00%, 9/1/07 (b).................        494,131
    396,936   FNMA, 6.50%, 9/1/08 (b).................        384,904
    376,231   FNMA, 6.00%, 1/1/09 (b).................        361,769
     17,507   FNMA, 6.00%, 1/1/09 (b).................         16,610
    185,824   FNMA, 6.00%, 1/1/09 (b).................        176,301
    294,041   FNMA, 8.00%, 4/1/10 (b).................        300,633
    647,843   FNMA, 7.00%, 8/1/10 (b).................        642,259
  1,454,162   FNMA, 6.50%, 3/1/11 (b).................      1,410,084
    400,000   FNMA TBA, 7.00%, 9/1/21 (b).............        386,375
    416,948   FNMA, 6.50%, 10/1/23 (b)................        392,061
  1,104,487   FNMA, 8.00%, 5/1/25 (b).................      1,115,877
    935,043   FNMA, 8.00%, 7/1/25 (b).................        944,964
PRINCIPAL
AMOUNT                        SECURITY                      VALUE
-----------   ----------------------------------------  -------------
$   415,458   FNMA, 8.00%, 11/1/25 (b)................  $     419,742
    403,434   FNMA, 8.00%, 5/1/26 (b).................        407,595
    382,278   FNMA, 8.00%, 6/1/26 (b).................        386,221
    296,200   FNMA, 8.00%, 7/1/26 (b).................        299,254
  1,299,716   FNMA, 8.00%, 7/1/26 (b).................      1,313,120
    530,255   FNMA, 8.00%, 8/1/26 (b).................        535,724
    494,613   FNMA, 8.00%, 8/1/26 (b).................        499,713
    400,000   FNMA ARM TBA, 6.058%, 10/1/26 (b).......        395,500
    307,300   GNMA, 7.00%, 9/15/23 (b)................        296,257
    719,728   GNMA, 8.50%, 10/20/24 (b)...............        736,821
    408,318   GNMA, 8.00%, 7/15/25 (b)................        412,912
    985,792   GNMA 7.00%, 3/15/26 (b).................        950,366
                                                        -------------
TOTAL U.S. GOVERNMENT & AGENCY
 (Cost $16,348,945)...................................  $  16,307,803
                                                        -------------
              FOREIGN DEBT - 0.64%
              GOVERNMENT - 0.60%
     95,000   New Zealand Government, 10.625%,
               11/15/05...............................        118,125
    265,000   New Zealand Government 8.75%,
               12/15/06...............................        298,156
    520,000   Poland Discount Bond....................        496,600
    400,000   Province of Quebec, 7.22%, 7/22/36......        409,014
    310,000   Quebec Province, 7.125%, 2/9/24.........        284,785
                                                        -------------
                                                            1,606,680
                                                        -------------
              INDUSTRIAL - 0.04%
    125,000   Manitoba, 6.125%, 1/19/04...............        119,079
                                                        -------------
TOTAL FOREIGN DEBT (Cost $1,717,622)..................  $   1,725,759
                                                        -------------
              U.S. TREASURY
               SECURITIES - 7.42%
  3,920,000   U.S. Treasury Notes, 6.25%, 6/30/98.....      3,931,627
  6,020,000   U.S. Treasury Notes, 6.375%, 5/15/99....      6,038,820
  2,335,000   U.S. Treasury Notes, 6.625%, 6/30/01....      2,349,950
  1,530,000   U.S. Treasury Bonds, 6.375%, 9/30/01....      1,524,627
  2,360,000   U.S. Treasury Bonds, 6.875%, 5/15/06....      2,388,025
  2,755,000   U.S. Treasury Bonds, 7.25%, 8/15/22.....      2,810,960
  1,187,000   U.S. Treasury Bonds, 6.00%, 2/15/26.....      1,044,188
                                                        -------------
TOTAL U.S. TREASURY SECURITIES
 (Cost $20,009,619)...................................  $  20,088,197
                                                        -------------
              SHORT TERM
               INSTRUMENTS - 31.14%
              U.S. TREASURY BILLS - 15.26%
 40,000,000   5.03%, 10/17/96.........................     39,907,911
     60,000   5.08%, 11/07/96.........................         59,695
    310,000   5.14%, 11/07/96.........................        308,407
     30,000   5.00%, 12/05/96.........................         29,734
  1,015,000   5.27%, 12/19/96.........................      1,004,197
                                                        -------------
                                                           41,309,944
                                                        -------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 16 AND 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                        SECURITY                      VALUE
-----------   ----------------------------------------  -------------
              REPURCHASE AGREEMENT - 15.88%
$42,967,676   Sanwa Bank, Dated 9/30/96 5.55%
               principal and interest in the amount of
               $42,974,300 due 10/1/96,
               (collateralized by U.S. Treasury Notes,
               par value of $630,000; 8.25% due
               7/15/98, value of $652,838, U.S.
               Treasury Bonds, par value $34,286,000
               10.75% due 5/15/03, value of
               $41,807,663)...........................  $  42,967,676
                                                        -------------
TOTAL SHORT TERM INSTRUMENTS (Cost $84,277,058).......  $  84,277,620
                                                        -------------
TOTAL INVESTMENTS (Cost $251,145,670) 98.84%..........  $ 267,507,516
Other Assets Less Liabilities - 1.16%.................      3,147,311
                                                        -------------
NET ASSETS - 100.00%..................................  $ 270,654,827
                                                        -------------
                                                        -------------

------------------
(a) Non-Income Producing Securities

(b) The following abbreviations are used in the portfolio description.

ARM            -      Adjustable-Rate Mortgage
FGHLMC         -      Federal Gold Home Loan Mortgage Corporation
FHLMC          -      Federal Home Loan Mortgage Corporation
FNMA           -      Federal National Mortgage Association
GNMA           -      Government National Mortgage Association
TBA            -      To be announced

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 16 AND 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at Value (Cost of $251,145,670 including
    Repurchase Agreements amounting to $42,967,676)..............  $  267,507,516
    Cash+........................................................       2,270,014
    Receivable for Securities Sold...............................       1,584,109
    Dividends and Interest Receivable............................         900,442
    Variation Margin Receivable..................................         202,326
    Prepaid Expenses and Other...................................             185
                                                                   --------------
Total Assets.....................................................     272,464,592
                                                                   --------------
LIABILITIES
    Due to Bankers Trust.........................................         151,293
    Payable for Securities Purchased.............................       1,643,309
    Accrued Expenses and Other...................................          15,163
                                                                   --------------
Total Liabilities................................................       1,809,765
                                                                   --------------
NET ASSETS.......................................................  $  270,654,827
                                                                   --------------
                                                                   --------------
COMPOSITION OF NET ASSETS
    Paid-in-Capital..............................................  $  253,494,757
    Net Unrealized Appreciation on:
      Investments and Foreign Currency Transactions..............      16,338,891
      Futures Contracts..........................................         821,179
                                                                   --------------
NET ASSETS, SEPTEMBER 30, 1996...................................  $  270,654,827
                                                                   --------------
                                                                   --------------

----------------
+ Includes foreign currency of $1,887,547 with a value of $1,864,592.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign withholding taxes of $12,714)......  $    1,363,930
    Interest.....................................................       3,500,719
                                                                   --------------
Total Investment Income..........................................       4,864,649
                                                                   --------------
EXPENSES
    Advisory.....................................................         823,352
    Administration and Services..................................         126,670
    Professional.................................................           9,251
    Trustees.....................................................           1,186
    Miscellaneous................................................           1,877
                                                                   --------------
    Total Expenses...............................................         962,336
    Less: Expenses Absorbed by Bankers Trust.....................        (202,319)
                                                                   --------------
Net Expenses.....................................................         760,017
                                                                   --------------
NET INVESTMENT INCOME............................................       4,104,632
                                                                   --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES,
AND FUTURES CONTRACTS
Net Realized Gain on:
    Investment and Foreign Currency Transactions.................       2,386,724
    Futures Contracts............................................       1,169,894
Net Change in Unrealized Appreciation on:
    Investment and Foreign Currency Transactions.................       7,149,958
    Futures Contracts............................................         836,650
                                                                   --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN
CURRENCIES, AND FUTURES CONTRACTS................................      11,543,226
                                                                   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................  $   15,647,858
                                                                   --------------
                                                                   --------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 16 AND 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                FOR THE SIX
                                               MONTHS ENDED
                                               SEPTEMBER 30,     FOR THE YEAR
                                                   1996              ENDED
                                                (UNAUDITED)     MARCH 31, 1996
                                               -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS
    Net Investment Income....................  $  4,104,632      $  6,712,317
    Net Realized Gain from Investments,
      Foreign Currencies and Futures
      Contracts..............................     3,556,618        14,006,189
    Net Change in Unrealized Appreciation on
      Investments, Foreign Currencies and
      Futures Contracts......................     7,986,608         7,261,817
                                               -------------   -----------------
Net Increase in Net Assets from Operations...    15,647,858        27,980,323
                                               -------------   -----------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested...........    52,986,835       170,133,182
    Value of Capital Withdrawn...............   (38,122,274)      (54,499,861)
                                               -------------   -----------------
Net Increase in Net Assets from Capital
  Transactions...............................    14,864,561       115,633,321
                                               -------------   -----------------
TOTAL INCREASE IN NET ASSETS.................    30,512,419       143,613,644

NET ASSETS
Beginning of Period..........................   240,142,408        96,528,764
                                               -------------   -----------------
End of Period................................  $270,654,827      $240,142,408
                                               -------------   -----------------
                                               -------------   -----------------

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Asset Management Portfolio.

                                                                                           FOR THE
                                                                                           PERIOD
                                                                                          SEPTEMBER
                                                                                          16, 1993
                                               FOR THE SIX                               (COMMENCEMENT
                                                 MONTHS                                      OF
                                                  ENDED      FOR THE YEAR ENDED MARCH    OPERATIONS)
                                                SEPTEMBER               31,                  TO
                                                30, 1996     -------------------------    MARCH 31,
                                               (UNAUDITED)      1996          1995          1994
                                               -----------   -----------   -----------   -----------
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000's
      omitted)...............................  $  270,655    $   240,142   $    96,529   $   36,283
                                               -----------   -----------   -----------   -----------
    Ratios to Average Net Assets:
        Net Investment Income................        3.25%*         3.99%         3.78%        2.83%*
        Expenses.............................        0.60%*         0.60%         0.60%        0.60%*
        Decrease Reflected in Above Expense
          Ratio Due to Absorption of Expenses
          by Bankers Trust...................        0.17%*         0.17%         0.19%        0.33%*
Portfolio Turnover Rate......................          71%           154%           92%          56%
Average Commissions paid per share**.........       0.054

----------------

 * Annualized

** For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 16 AND 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (unaudited)
----------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Asset Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York, and commenced operations on September 16, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of a security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Asset Management Portfolio is maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolios' investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended September 30, 1996, this fee aggregated $126,670.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee
computed   daily   and   paid   monthly   at  an   annual   rate   of   0.65  of

----------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (unaudited) (Continued)
--------------------------------------------------------------------------------
1% of the Portfolio's average daily net assets. For the six months ended September 30, 1996, this fee aggregated $823,352.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the six months ended September 30, 1996, expenses of the Portfolio have been reduced by $202,319.

On September 30,  1996, the  Trust entered  into a  Distribution Agreement  with
Edgewood   Services,  Inc.  ("Edgewood").  Prior   to  September  30,  Signature
Broker-Dealer Services, Inc. ("Signature") was the Trust's Distributor.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended September 30, 1996, the Portfolio paid brokerage commissions of $108,875.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1996 were $139,992,529 and $122,235,286 respectively. For Federal income tax purposes, the tax basis of investments held at September 30, 1996 was $251,617,624. The aggregate gross unrealized appreciation was $19,072,778 and the aggregate gross unrealized depreciation for all investments was $3,182,886.

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at September 30, 1996 are as follows:

                                                                                      UNREALIZED
                                                                         MARKET     APPRECIATION/
TYPE OF FUTURE                   EXPIRATION     CONTRACTS    POSITION     VALUE     (DEPRECIATION)
------------------------------  -------------  -----------   --------  -----------  --------------
S&P 500.......................  December 1996        89        Long    $30,767,300     $ 50,300
French 10 Year Bond Futures...  December 1996       105        Long     12,690,364      202,134
Canadian Government Bond......  December 1996        76        Long      6,227,944      146,706
TYZ US 10 Year Note Futures...  December 1996       110        Long     11,800,937      183,050
JYZ Japan Yen Futures.........  December 1996         4        Long        453,800        6,620
Japanese Bond Futures.........  December 1996        12        Long     13,168,695      156,753
Australian 10 Year Bond
Futures.......................  December 1996        40        Long     23,750,831       75,394
CDZ C$ Futures................  December 1996         2       Short        147,320         (855)
FRZ French Franc Futures......  December 1996         5       Short        486,500         (288)
ADZ A$ Futures................  December 1996         2       Short        157,780        1,365
                                                    ---                -----------  --------------
Total.........................                      445                $99,651,471     $821,179
                                                    ---                -----------  --------------
                                                    ---                -----------  --------------

BT PYRAMID MUTUAL FUNDS
INSTITUTIONAL ASSET MANAGEMENT FUND

For shareholder account information
and current price and yield
quotations, shareholders may call
their relationship manager or
servicing agent. Prospectuses
containing more extensive information
regarding the BT Institutional Asset
Management Fund may be obtained by
calling or writing to Investors
Fiduciary Trust Company or Edgewood
Services Inc., the primary Servicing
Agent and Distributor, respectively,
of BT Pyramid Funds:

BT PYRAMID MUTUAL FUNDS
DST
210 West 10th Street
Kansas City, MO 64105

BT PYRAMID MUTUAL FUNDS
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA, 15230-0897

You may write to the BT Institutional
Asset Management Fund
at the following address:
BT PYRAMID MUTUAL FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA, 15230-0897

STA482100